STOCKHOLDERS’ EQUITY	12 Months Ended
Nov. 30, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

Series A

As of November 30, 2022 and 2021, there were 100,000 Preferred shares authorized, and 19,148 and 10,355 shares were outstanding, for each year respectively. Each Series A Preferred share is entitled to one vote on matters that only the Holders are entitled to vote upon.

The Preferred stockholders are entitled to receive non-cumulative preferential dividends, when and as declared by the Board of Directors. Dividends accrue at 8% per annum beginning on the original issue date, calculated as simple interest. For the years ended November 30, 2022 and 2021, no declarations have been made (see note 12).

The Preferred stock has a conversion price of eighty percent (80%) of the lowest price per share at which the Corporation’s securities are issued in a Change of Control Transaction or a Qualified Financing. In the event of a Change of Control Transaction that is a reverse merger or IPO, each share of preferred stock shall automatically convert into shares of the Company’s common stock and the price per share shall be equal to the amount payable on a share of Common stock in the Change of Control Transaction or IPO. If no such amount is payable, the fair market value of Common stock, as determined by the Board of Directors.

During the year ended November 30, 2021, the Company issued 9,043 shares of preferred stock to several investors for cash of $2,260,671 and 1,312 shares of preferred stock for contributed equipment.

During the year ended November 30, 2022, the Company issued 4,860 shares of preferred stock to several investors for $1,215,000 and 3,933 preferred shares valued at the per share sales price of $250 for a total of $983,500 to one of the Company’s founders, who is also an employee, as part of a settlement agreement.

Common Stock

As of November 30, 2022 and 2021, there were 1,000,000 Common shares authorized and 500,000 shares issued and outstanding, respectively.

Upon formation of the Company, the common shares authorized was 10,000. In May 2021, 2,000 common shares were issued to Robert Mount and Lynn Barney, the Company’s founders valued at $500. On May 13, 2021, the articles of incorporation were amended to increase the authorized common shares to 1,000,000, in addition to authorizing the preferred stock discussed above. Upon the filing of the amended articles of incorporation, the common shares were subject to a 250-for-1 forward stock split; thus, increasing the common shares outstanding to 500,000 shares.